Property plant and equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	€ 1,375,000	€ 814,000
Additions	1,469,000	562,000
Exchange differences	118,000	(2,000)
Property, plant and equipment at December 31	2,962,000	1,375,000
Accumulated depreciation and amortisation
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	(661,000)	(492,000)
Depreciation charge	(213,000)	(169,000)
Exchange differences	(68,000)
Property, plant and equipment at December 31	(942,000)	(661,000)
Net asset value
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	713,000
Property, plant and equipment at December 31	2,020,000	713,000
Furniture and office equipment | Gross carrying amount
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	661,000	484,000
Additions	143,000	178,000
Exchange differences	54,000	(2,000)
Property, plant and equipment at December 31	858,000	661,000
Furniture and office equipment | Accumulated depreciation and amortisation
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	(430,000)	(347,000)
Depreciation charge	(95,000)	(83,000)
Exchange differences	(38,000)
Property, plant and equipment at December 31	(563,000)	(430,000)
Furniture and office equipment | Net asset value
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	231,000
Property, plant and equipment at December 31	295,000	231,000
Leasehold improvements | Gross carrying amount
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	550,000	192,000
Additions	25,000	358,000
Transfers	(57,000)
Exchange differences	37,000
Property, plant and equipment at December 31	555,000	550,000
Leasehold improvements | Accumulated depreciation and amortisation
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	(170,000)	(96,000)
Depreciation charge	(41,000)	(74,000)
Exchange differences	(18,000)
Property, plant and equipment at December 31	(229,000)	(170,000)
Leasehold improvements | Net asset value
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	380,000
Property, plant and equipment at December 31	326,000	380,000
Laboratory equipment | Gross carrying amount
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	164,000	138,000
Additions	667,000	26,000
Exchange differences	27,000
Property, plant and equipment at December 31	858,000	164,000
Laboratory equipment | Accumulated depreciation and amortisation
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	(61,000)	(49,000)
Depreciation charge	(77,000)	(12,000)
Exchange differences	(12,000)
Property, plant and equipment at December 31	(150,000)	(61,000)
Laboratory equipment | Net asset value
Disclosure of property, plant and equipment
Property, plant and equipment at January 1	103,000
Property, plant and equipment at December 31	708,000	103,000
Assets under construction | Gross carrying amount
Disclosure of property, plant and equipment
Additions	634,000	€ 0
Transfers	57,000
Property, plant and equipment at December 31	691,000
Assets under construction | Net asset value
Disclosure of property, plant and equipment
Property, plant and equipment at December 31	€ 691,000